FINANCIAL RISK MANAGEMENT - Maturity analysis of financial liabilities and Capital management (Details) $ in Millions	Dec. 31, 2018 ARS ($)
Schedule of maturity of financial liabilities
Increase in capital in relation to size of merger	$ 2,169
Liquidity risk
Schedule of maturity of financial liabilities
Financial liabilities	122,535
Liquidity risk | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	23,559
Liquidity risk | Financial Debt
Schedule of maturity of financial liabilities
Financial liabilities	92,285
Liquidity risk | Salaries and social security payables
Schedule of maturity of financial liabilities
Financial liabilities	6,343
Liquidity risk | Other liabilities
Schedule of maturity of financial liabilities
Financial liabilities	348
Liquidity risk | Due
Schedule of maturity of financial liabilities
Financial liabilities	2,149
Liquidity risk | Due | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	2,149
Liquidity risk | First year
Schedule of maturity of financial liabilities
Financial liabilities	48,920
Liquidity risk | First year | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	20,709
Liquidity risk | First year | Financial Debt
Schedule of maturity of financial liabilities
Financial liabilities	21,917
Liquidity risk | First year | Salaries and social security payables
Schedule of maturity of financial liabilities
Financial liabilities	5,953
Liquidity risk | First year | Other liabilities
Schedule of maturity of financial liabilities
Financial liabilities	341
Liquidity risk | Second year
Schedule of maturity of financial liabilities
Financial liabilities	17,803
Liquidity risk | Second year | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	278
Liquidity risk | Second year | Financial Debt
Schedule of maturity of financial liabilities
Financial liabilities	17,336
Liquidity risk | Second year | Salaries and social security payables
Schedule of maturity of financial liabilities
Financial liabilities	182
Liquidity risk | Second year | Other liabilities
Schedule of maturity of financial liabilities
Financial liabilities	7
Liquidity risk | January 2021 thru December 2021
Schedule of maturity of financial liabilities
Financial liabilities	34,575
Liquidity risk | January 2021 thru December 2021 | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	170
Liquidity risk | January 2021 thru December 2021 | Financial Debt
Schedule of maturity of financial liabilities
Financial liabilities	34,289
Liquidity risk | January 2021 thru December 2021 | Salaries and social security payables
Schedule of maturity of financial liabilities
Financial liabilities	116
Liquidity risk | January 2022 and thereafter
Schedule of maturity of financial liabilities
Financial liabilities	19,088
Liquidity risk | January 2022 and thereafter | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	253
Liquidity risk | January 2022 and thereafter | Financial Debt
Schedule of maturity of financial liabilities
Financial liabilities	18,743
Liquidity risk | January 2022 and thereafter | Salaries and social security payables
Schedule of maturity of financial liabilities
Financial liabilities	$ 92